Investment and Fair Value Measurement (Details) - Schedule of Carrying Value of Our Non-Marketable Investments - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Carrying Value of Our Non-Marketable Investments [Abstract]
Initial cost basis	$ 4,079,707	$ 4,079,707
Upward adjustments	12,539,960	6,108,872
Downward adjustments and impairment	(520,821)	(520,821)
Total carrying value at the end of the year	$ 16,098,846	$ 9,667,758